                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: QUARTER ENDED JUNE 30, 2004
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Check here if Amendment         Amendment Number:
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This Amendment (Check only one):            is a restatement
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                                            adds now holdings entries
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INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             PENSKE CORPORATION
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Address:          2555 TELEGRAPH RD, BLOOMFIELD HILLS, MI 48302-0954
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Form 13F File Number:   28-05645
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   ROBERT H. KURNICK, JR.
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Title:  PRESIDENT
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Phone:  248-648-2150
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SIGNATURE, PLACE, AND DATE OF SIGNING:



 /s/ ROBERT H. KURNICK, JR.         BLOOMFIELD HILLS, MI      JULY 12, 2004
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(Signature)                         (City, State)             (Date)

REPORT TYPE (CHECK ONLY ONE):

   X     13F HOLDINGS REPORT (Check here if all holdings of this reporting
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         manager are reported in this report).

         13F NOTICE. (Check here if no holdings reported are in this report, and
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         all holdings are reported by other reporting manager(s).)

-------- 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:

Number of Other Included Managers:                   2
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Form 13F Information Table Entry Total:              2
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Form 13F Information Table Value Total:     $      562,467
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                                                 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing the report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries).

No.               Form 13F File Number                        Name

1                                               PENSKE AUTOMOTIVE HOLDINGS, INC.
2                                               PENSKE CAPITAL PARTNERS, LLC



                                                           AMOUNT AND
                                                        TYPE OF SECURITY                                       VOTING AUTHORITY
--------------- --------- --------- --------- ------------------------------------------ ------------- -----------------------------
   NAME OF        TITLE     CUSIP     VALUE     SHARES      SH/    PUT/     INVESTMENT       OTHER        SOLE      SHARED     NONE
   ISSUER          OF                (X1000)   OR PRN       PRN    CALL     DISCRETION      MANAGERS
                 CLASS                          AMOUNT
--------------- --------- --------- --------- ------------ ----- ------- --------------- ------------- ----------- ---------- ------
United Auto     Voting    909440    $562,467  18,351,303    SH              Defined           1        18,351,303
Group, Inc.     Common     10 9
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